ACCOUNTS RECEIVABLE, NET (Tables)	9 Months Ended
Sep. 30, 2021
Receivables [Abstract]
Schedule of accounts receivable

	September 30, 2021	December 31, 2020

Billed accounts receivable	$376,529	$443,806
Unbilled accounts receivable	137,408	188,029
Allowance for doubtful accounts	(41,878)	(43,903)
Total accounts receivable, net	$472,059	$587,932